Income Tax Expense (Tables)	6 Months Ended
Oct. 31, 2023
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Hong Kong Profits Tax
- Current tax	3,282	3,207	4,630	1,393
- (Over) underprovision in prior years	(3)	(36)	(5)	704
Deferred tax (note 25)	(106)	(141)	(140)	(106)
	3,173	3,030	4,485	1,991

Schedule of Income Tax Expense Reconciled to the Profit Before Tax	The income tax expense for the year/period can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:
	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Profit before tax	25,307	28,870	45,298	32,777
Tax at the domestic income tax rate of 16.5%	4,176	4,764	7,474	5,408
Tax effect of income not taxable for tax purpose	(2,156)	(3,168)	(3,070)	(5,325)
Tax effect of expenses not deductible for tax purpose	968	1,010	51	58
Tax effect of share of losses of joint ventures	—	—	66	220
Tax effect of tax losses not recognized	202	457	289	931
Utilization of tax losses previously not recognized	—	—	(298)	—
(Over) underprovision in prior years	(3)	(36)	(5)	704
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9)	3	(20)	(5)
Others	(5)	—	(2)	—
Income tax expense for the year/period	3,173	3,030	4,485	1,991